Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2025	2024

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$594,932	$588,093
Furniture, equipment and vehicles	1	-	20	years	332,712	331,200
Land					112,170	110,919
Less: accumulated depreciation					(616,821)	(601,991)
Bank premises and equipment, net					$422,993	$428,221